Provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Provisions	£ 1,364	£ 1,383
Customer redress
Disclosure of other provisions [line items]
Provisions	295	299
Legal, competition and regulatory matters
Disclosure of other provisions [line items]
Provisions	97	59
Redundancy and restructuring
Disclosure of other provisions [line items]
Provisions	183	213
Undrawn contractually committed facilities and guarantees
Disclosure of other provisions [line items]
Provisions	425	439
Onerous leases
Disclosure of other provisions [line items]
Provisions	0	14
Sundry provisions
Disclosure of other provisions [line items]
Provisions	£ 364	£ 359